SEGMENT AND RELATED INFORMATION	12 Months Ended
Dec. 28, 2012
Notes to Financial Statements [Abstract]
SEGMENT AND RELATED INFORMATION
	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

NOTE 16. SEGMENT AND RELATED INFORMATION

We operate our business through the following four segments:

  Infrastructure & Environment Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally.
  Federal Services Division provides services to various U.S. federal government agencies, primarily the Department of Defense. These services include program management, planning, design and engineering, systems engineering and technical assistance, construction and construction management, operations and maintenance, IT services, and decommissioning and closure.
  Energy & Construction Division provides program management, planning, design, engineering, construction and construction management, operations and maintenance, and decommissioning and closure services to the U.S. federal government, state and local government agencies, and private sector clients in the U.S. and internationally.
  Oil & Gas Division provides oilfield services, including rig transportation and fluid hauling services, facility and pipeline construction, module fabrication, and maintenance services, for the oil and gas industry in the U.S. and Canada.

These four segments operate under separate management groups and produce discrete financial information. Their operating results also are reviewed separately by management. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies. The information disclosed in our consolidated financial statements is based on the four segments that comprise our current organizational structure.

Prior to the beginning of our 2012 fiscal year, we used segment contribution to assess performance and make decisions concerning resource allocation. Segment contribution was defined as total segment operating income minus noncontrolling interests attributable to that segment, but before allocation of various segment expenses, including stock compensation expense, amortization of some, but not all, intangible assets, goodwill impairment, and other miscellaneous unallocated expenses. Segment operating income represents net income before reductions for income taxes, noncontrolling interests, and interest expense.

Effective at the beginning of our 2012 fiscal year, we adopted a new measurement to assess performance and make decisions concerning resource allocation referred to as “URS operating income,” which is defined as segment operating income after reduction for pre-tax noncontrolling interests, but before the reduction of any pre-tax goodwill impairment charge. This new measurement method minimizes the reconciling items between internal profit measurement and GAAP operating income. For comparative purposes, we made reclassifications to the prior year's data to conform them to the current period's presentation.

The following table presents summarized financial information for our reportable segments. “Inter-segment, eliminations and other” in the following table includes eliminations of inter-segment sales and investments in subsidiaries. The segment balance sheet information presented below is included for informational purposes only. We do not allocate resources based upon the balance sheet amounts of individual segments. Our long-lived assets consist primarily of property and equipment.

	Year Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
Infrastructure & Environment (1)	$3,792.1	$3,760.9	$3,248.5
Federal Services (2)	2,721.6	2,695.4	2,582.8
Energy & Construction	3,138.1	3,251.1	3,420.6
Oil & Gas (3)	1,475.1	—	—
Inter-segment, eliminations and other	(154.4)	(162.4)	(74.8)
Total revenues	$10,972.5	$9,545.0	$9,177.1
Equity in income of unconsolidated joint ventures
Infrastructure & Environment (1)	$4.0	$3.9	$2.9
Federal Services (2)	6.4	6.2	5.9
Energy & Construction (4)	93.0	122.1	61.5
Oil & Gas (3)	4.2	—	—
Total equity in income of unconsolidated joint ventures	$107.6	$132.2	$70.3
URS operating income (loss) (5)
Infrastructure & Environment (1)	$218.8	$222.0	$223.8
Federal Services (2)	249.3	196.8	165.6
Energy & Construction	140.0	134.6	127.7
Oil & Gas (3)	62.3	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total URS operating income (loss)	$570.7	$473.9	$446.1
Operating income (loss) (7)
Infrastructure & Environment (1)	$220.9	$222.0	$222.9
Federal Services (2)	249.3	(151.5)	165.6
Energy & Construction	254.2	(214.4)	226.9
Oil & Gas (3)	61.2	—	—
Corporate (6)	(99.7)	(79.5)	(71.0)
Total operating income (loss)	$685.9	$(223.4)	$544.4
Capital expenditures
Infrastructure & Environment (1)	$43.2	$51.2	$30.0
Federal Services (2)	5.5	4.8	5.6
Energy & Construction	19.0	14.8	15.9
Oil & Gas (3)	72.3	—	—
Corporate (6)	13.2	10.9	6.6
Total capital expenditures	$153.2	$81.7	$58.1
Depreciation and amortization
Infrastructure & Environment (1)	$56.5	$55.0	$42.2
Federal Services (2)	36.3	27.1	21.4
Energy & Construction	47.1	54.3	62.3
Oil & Gas (3)	87.1	—	—
Corporate (6)	6.6	6.3	7.6
Total depreciation and amortization	$233.6	$142.7	$133.5

  The operating results of Scott Wilson have been included in our consolidated results since the acquisition on September 10, 2010.
  The operating results of Apptis have been included in our consolidated results since the acquisition on June 1, 2011.
  The operating results of Flint have been included in our consolidated results since the acquisition on May 14, 2012.
  In October 2010, we received notice of a ruling on the priority of claims against a bankrupt client made by one of our unconsolidated joint ventures related to the SR-125 road project in California. The judge ruled against our joint venture's position, finding that its mechanic's lien did not have priority over the senior lenders. As a result of the court's decision, we recorded a pre-tax non-cash asset impairment charge of $25.0 million in the third quarter of 2010. During the second quarter of 2011, we recognized a $9.5 million favorable claim settlement on this project.
  We are providing information regarding URS operating income (loss) by segment because management uses this information to assess performance and make decisions about resource allocation.
  Corporate includes expenses related to corporate functions and acquisition-related expenses.
  The operating income (loss) for the year ended December 30, 2011 included an $825.8 million goodwill impairment charge. See Note 9, “Goodwill and Intangible Assets” for more information.

Reconciliations of segment contribution to segment operating income (loss) for the years ended December 28, 2012, December 30, 2011, and December 31, 2010 are as follows:

	Year Ended December 28, 2012
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$218.8	$249.3	$140.0	$62.3	$(99.7)	$570.7
Noncontrolling interests	2.1	—	114.2	(1.1)	—	115.2
Operating income (loss)	$220.9	$249.3	$254.2	$61.2	$(99.7)	$685.9

	Year Ended December 30, 2011
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$222.0	$196.8	$134.6	$—	$(79.5)	$473.9
Noncontrolling interests	—	—	128.5	—	—	128.5
Goodwill impairment	—	(348.3)	(477.5)	—	—	(825.8)
Operating income (loss)	$222.0	$(151.5)	$(214.4)	$—	$(79.5)	$(223.4)

	Year Ended December 31, 2010
	Infrastructure		Energy	Oil
	&	Federal	&	&
(In millions)	Environment	Services	Construction	Gas	Corporate	Consolidated
URS operating income (loss)	$223.8	$165.6	$127.7	$—	$(71.0)	$446.1
Noncontrolling interests	(0.9)	—	99.2	—	—	98.3
Operating income (loss)	$222.9	$165.6	$226.9	$—	$(71.0)	$544.4

Total investments in and advances to unconsolidated joint ventures and property and equipment, net of accumulated depreciation, are as follows:

	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$8.1	$6.3
Federal Services	5.7	5.1
Energy & Construction	124.5	96.3
Oil & Gas	140.0	—
Total investments in and advances to unconsolidated joint ventures	$278.3	$107.7

Infrastructure & Environment	$141.0	$140.5
Federal Services	36.6	46.2
Energy & Construction	60.1	61.8
Oil & Gas	422.9	—
Corporate	26.9	20.9
Total property and equipment, net of accumulated depreciation	$687.5	$269.4

Total assets by segment are as follows:

	December 28,	December 30,
(In millions)	2012	2011
Infrastructure & Environment	$2,267.5	$2,287.3
Federal Services	1,645.8	1,582.4
Energy & Construction	2,776.5	2,611.9
Oil & Gas	1,904.4	—
Corporate	192.3	381.0
Total assets	$8,786.5	$6,862.6

Geographic Areas

We provide services in many parts of the world. Some of our services are provided to companies in other countries, but are served by our offices located in the U.S. Generally, revenues related to such services are classified within the geographic area where the services are performed, rather than where the client is located. Our revenues and net property and equipment at cost by geographic area are shown below:

	Years Ended
	December 28,	December 30,	December 31,
(In millions)	2012	2011	2010
Revenues
United States	$8,640.2	$8,329.7	$8,385.4
Canada (1)	1,304.0	180.3	162.3
Other foreign countries	1,056.0	1,065.3	646.9
Eliminations	(27.7)	(30.3)	(17.5)
Total revenues	$10,972.5	$9,545.0	$9,177.1

  Revenues from Canada exceeded 10% of our consolidated revenues for the year ended December 28, 2012 due to our acquisition of Flint in fiscal year 2012.

	December 28,	December 30,
(In millions)	2012	2011
Property and equipment at cost, net (1)
United States	$320.4	$209.5
International:
Canada (2)	313.2	8.7
United Kingdom	24.5	27.2
Other foreign countries	29.4	24.0
Total international	367.1	59.9
Total property and equipment at cost, net	$687.5	$269.4

  Property and equipment at cost, net is categorized by the location of incorporation of the legal entities.
  Property and equipment in Canada became a significant portion of our total property and equipment due to our acquisition of Flint in fiscal year 2012.

Major Customers and Other

Our largest clients are from our federal market sector. Within this sector, we have multiple contracts with our two major customers: the U.S. Army and Department of Energy (“DOE”). For the purpose of analyzing revenues from major customers, we do not consider the combination of all federal departments and agencies as one customer. The different federal agencies manage separate budgets. As such, reductions in spending by one federal agency do not affect the revenues we could earn from another federal agency. In addition, the procurement processes for federal agencies are not centralized, and procurement decisions are made separately by each federal agency. The loss of the federal government, the U.S. Army, or DOE as clients, would have a material adverse effect on our business; however, we are not dependent on any single contract on an ongoing basis. We believe that the loss of any single contract would not have a material adverse effect on our business.

Our revenues from the U.S. Army and DOE by division for the years ended December 28, 2012, December 30, 2011, and December 31, 2010 are presented below:

	Year Ended
	December 28,	December 30,	December 31,
(In millions, except percentages)	2012	2011	2010
The U.S. Army (1)
Infrastructure & Environment	$128.4	$141.7	$167.0
Federal Services	1,495.8	1,351.1	1,408.7
Energy & Construction	130.8	199.5	346.6
Total U.S. Army	$1,755.0	$1,692.3	$1,922.3
Revenues from the U.S. Army as a percentage of our consolidated revenues	16%	18%	21%

DOE
Infrastructure & Environment	$5.6	$5.9	$7.2
Federal Services	27.7	26.8	13.7
Energy & Construction	956.4	1,236.3	1,182.6
Total DOE	$989.7	$1,269.0	$1,203.5
Revenues from DOE as a percentage of our consolidated revenues	9%	13%	13%

Revenues from the federal market sector as a percentage of our consolidated revenues	40%	49%	49%

  The U.S. Army includes U.S. Army Corps of Engineers.